ACCRUED EXPENSES	12 Months Ended	15 Months Ended
	Apr. 30, 2024	Jul. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES

Note 6: ACCRUED EXPENSES

The composition of accrued expenses is summarized below:

	April 30, 2024	April 30, 2023
Accrued payroll	$1,304,363	$1,535,186
Accrued bonus	1,022,751	1,720,606
Accrued professional fees	37,212	490,424
Other accrued expenses	1,041,046	1,165,623
Total	$3,405,372	$4,911,839

Note 6: ACCRUED EXPENSES

The composition of accrued expenses is summarized below:

	July 31, 2024	April 30, 2024
Accrued payroll	$1,465,142	$1,304,363
Accrued bonus	1,177,777	1,022,751
Accrued professional fees	73,500	37,212
Other accrued expenses	1,451,331	1,041,046
Total	$4,167,750	$3,405,372